UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-23161

NuShares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

Portfolio of Investments	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.3%

	CORPORATE BONDS – 33.8%

	Aerospace & Defense – 0.2%

$80	Lockheed Martin Corporation	3.600%	3/01/35	BBB+	$80,075

20	Martin Marietta Materials	6.600%	4/15/18	BBB+	21,346
100	Total Aerospace & Defense				101,421

	Air Freight & Logistics – 0.2%

80	FedEx Corporation	3.900%	2/01/35	BBB	79,480

	Auto Components – 0.4%

40	BorgWarner Inc.	3.375%	3/15/25	BBB+	40,605

40	BorgWarner Inc.	4.375%	3/15/45	BBB+	40,477

80	Delphi Corporation	4.150%	3/15/24	BBB	85,664

40	Johnson Controls Inc.	4.625%	7/02/44	BBB+	42,593
200	Total Auto Components				209,339

	Automobiles – 0.7%

40	Ford Motor Company	6.375%	2/01/29	BBB	48,756

40	Ford Motor Company	4.750%	1/15/43	BBB	40,016

80	General Motors Corporation	6.600%	4/01/36	BBB–	94,564

160	General Motors Financial Company Inc.	5.250%	3/01/26	BBB–	174,252
320	Total Automobiles				357,588

	Banks – 4.0%

80	Bank of America Corporation	4.200%	8/26/24	A–	83,598

120	Bank of America Corporation	3.950%	4/21/25	A–	123,191

40	Barclays Bank PLC	3.750%	5/15/24	A2	41,777

40	Barclays PLC	2.875%	6/08/20	A	40,179

120	Citigroup Inc.	3.500%	5/15/23	A–	122,946

120	Citigroup Inc.	3.700%	1/12/26	A	124,945

200	Citigroup Inc.	4.750%	5/18/46	A–	205,946

60	Compass Bank	2.750%	9/29/19	BBB+	60,053

80	Fifth Third Bancorp.	4.300%	1/16/24	A–	85,470

40	First Niagara Financial Group, Inc.	6.750%	3/19/20	A–	45,842

120	First Tennessee Bank	2.950%	12/01/19	BBB–	121,623

200	HSBC Holdings PLC	4.250%	3/14/24	A+	205,011

60	Huntington BancShares Inc.	7.000%	12/15/20	Baa1	70,137

120	Inter–American Development Bank	3.200%	8/07/42	AAA	125,424

80	JPMorgan Chase & Company	3.375%	5/01/23	A	81,877

80	JPMorgan Chase & Company	3.200%	6/15/26	A+	80,926

NUVEEN	1

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$40	Key Bank NA	3.400%	5/20/26	BBB+	$40,567

40	Mitsubishi UFJ Financial Group, Inc.	3.850%	3/01/26	A1	42,963

40	Royal Bank of Scotland Group PLC	6.400%	10/21/19	BBB+	44,236

40	Sumitomo Mitsui Financial Group, Inc.	3.784%	3/09/26	A1	42,613

40	Suntrust Bank, Subordinate Note	3.300%	5/15/26	BBB+	40,310

40	SVB Financial Group	5.375%	9/15/20	A3	44,173

60	Synovus Financial Corp.	7.875%	2/15/19	BBB–	66,300

80	Wells Fargo & Company	3.000%	4/22/26	AA–	79,631
1,940	Total Banks				2,019,738

	Biotechnology – 0.3%

60	Baxalta, Inc.	2.875%	6/23/20	BBB–	61,232

40	Baxalta, Inc.	3.600%	6/23/22	BBB–	41,660

40	Celgene Corporation, Convertible Notes	3.625%	5/15/24	BBB+	41,219
140	Total Biotechnology				144,111

	Capital Markets – 2.3%

80	BGC Partners Inc.	5.375%	12/09/19	BBB–	84,612

40	Credit Suisse Group Funding Guernsey Limited	3.800%	9/15/22	A–	40,661

140	Credit Suisse New York	5.400%	1/14/20	BBB+	151,751

100	Deutsche Bank AG	2.850%	5/10/19	A–	98,905

120	Deutsche Bank AG	2.950%	8/20/20	A–	117,318

60	Deutsche Bank AG	3.375%	5/12/21	A–	59,034

80	E*Trade Financial Corporation	4.625%	9/15/23	BBB–	83,000

120	FS Investment Corporation	4.000%	7/15/19	BBB	121,409

80	Goldman Sachs Group, Inc.	3.750%	2/25/26	A	83,612

80	Morgan Stanley Dean Witter & Company	4.875%	11/01/22	A–	87,869

80	Morgan Stanley	3.875%	1/27/26	A	84,350

60	Prospect Capital Corporation	5.000%	7/15/19	BBB–	60,905

80	Stifel Financial Corporation	3.500%	12/01/20	BBB	81,700
1,120	Total Capital Markets				1,155,126

	Chemicals – 0.6%

60	Albemarle Corporation	4.500%	12/15/20	BBB–	65,338

60	Celanese US Holdings LLC	5.875%	6/15/21	BBB–	68,293

60	FMC Corporation	5.200%	12/15/19	BBB	64,626

80	RPM International, Inc.	6.125%	10/15/19	BBB	89,061
260	Total Chemicals				287,318

	Commercial Services & Supplies – 0.2%

80	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	4.250%	7/01/20	BBB–	83,000

40	Waste Management Inc.	3.900%	3/01/35	A–	42,020
120	Total Commercial Services & Supplies				125,020

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Construction & Engineering – 0.2%

$80	Valmont Industries, Inc.	6.625%	4/20/20	BBB+	$90,427

	Consumer Finance – 1.4%

350	Capital One Bank	3.375%	2/15/23	Baa1	357,505

140	Discover Bank	7.000%	4/15/20	BBB	158,103

160	Ford Motor Credit Company	3.664%	9/08/24	BBB	161,847
650	Total Consumer Finance				677,455

	Diversified Financial Services – 0.8%

80	Jefferies Group Inc.	8.500%	7/15/19	BBB–	91,637

140	National Rural Utilities Cooperative Finance Corporation	2.850%	1/27/25	A1	143,175

60	Pennantpark Investment Corporation	4.500%	10/01/19	BBB–	60,000

40	Rabobank Nederland	3.950%	11/09/22	A	41,932

40	Voya Financial Inc.	5.500%	7/15/22	BBB	44,810
360	Total Diversified Financial Services				381,554

	Diversified Telecommunication Services – 1.8%

40	AT&T, Inc.	4.500%	5/15/35	A–	39,708

200	AT&T, Inc.	4.300%	12/15/42	A–	184,146

160	AT&T, Inc.	4.350%	6/15/45	A–	146,779

40	Orange SA	5.375%	1/13/42	BBB+	46,971

60	Qwest Corporation	7.125%	11/15/43	BBB–	60,000

80	US West Communications Company	6.875%	9/15/33	BBB–	79,173

160	Verizon Communications	4.400%	11/01/34	A–	162,115

80	Verizon Communications	4.750%	11/01/41	A–	83,454

120	Verizon Communications	4.125%	8/15/46	A–	114,560
940	Total Diversified Telecommunication Services				916,906

	Electric Utilities – 3.9%

80	Appalachian Power Company	5.800%	10/01/35	BBB+	95,251

40	Appalachian Power Company	4.400%	5/15/44	BBB+	42,090

40	Cleco Corporate Holdings LLC, 144A	3.743%	5/01/26	BBB–	41,279

160	Duke Energy Corporation	2.650%	9/01/26	BBB+	155,684

100	Duke Energy Corporation	3.750%	9/01/46	BBB+	94,634

80	Edison International	2.950%	3/15/23	A3	82,016

80	El Paso Electric Company	5.000%	12/01/44	Baa1	90,809

40	Emera US Finance LP, 144A	3.550%	6/15/26	BBB	40,855

40	Emera US Finance LP, 144A	4.750%	6/15/46	BBB	42,508

80	Entergy Corporation	2.950%	9/01/26	BBB	79,126

120	Exelon Corporation	4.950%	6/15/35	Baa2	132,535

80	Exelon Corporation	4.450%	4/15/46	Baa2	83,225

80	Indiana Michigan Power Company	3.200%	3/15/23	BBB+	82,724

NUVEEN	3

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities (continued)

$40	Interstate Power And Light Company	4.700%	10/15/43	A–	$44,794

120	ITC Holdings Corp.	3.250%	6/30/26	BBB+	120,984

40	ITC Holdings Corp.	5.300%	7/01/43	BBB+	45,161

40	Kansas City Power and Light Co	5.300%	10/01/41	BBB+	46,014

80	PPL Capital Funding Inc.	4.700%	6/01/43	BBB+	84,479

60	Public Service Company of New Mexico	3.850%	8/01/25	BBB+	63,244

60	Puget Energy, Inc.	3.650%	5/15/25	BBB–	61,575

160	Southern Company Gas Capital Corporation	4.400%	6/01/43	A–	167,927

120	The Southern Company	4.250%	7/01/36	A–	124,690

40	The Southern Company	4.400%	7/01/46	A–	42,245

40	Tucson Electric Power Company	3.050%	3/15/25	A3	39,752

40	Xcel Energy Inc.	4.800%	9/15/41	A3	45,238
1,860	Total Electric Utilities				1,948,839

	Energy Equipment & Services – 1.0%

100	FMC Technologies, Inc.	3.450%	10/01/22	BBB	101,017

160	Halliburton Company	3.800%	11/15/25	BBB+	166,445

80	Helmerich and Payne International Drilling Company	4.650%	3/15/25	BBB+	83,099

80	National Oilwell Varco Inc.	2.600%	12/01/22	BBB+	75,434

60	Oceaneering International, Inc.	4.650%	11/15/24	BBB	60,843
480	Total Energy Equipment & Services				486,838

	Equity Real Estate Investment Trusts – 0.4%

40	Government Properties Income Trust	3.750%	8/15/19	BBB–	40,888

60	Rayonier, Inc.	3.750%	4/01/22	BBB–	60,769

40	Select Income REIT	3.600%	2/01/20	Baa2	40,584

40	Senior Housing Properties Trust	3.250%	5/01/19	BBB–	40,417
180	Total Equity Real Estate Investment Trusts				182,658

	Food & Staples Retailing – 0.4%

40	CVS Health Corporation	4.875%	7/20/35	BBB+	45,021

40	CVS Health Corporation	5.125%	7/20/45	BBB+	46,664

40	Sysco Corporation	5.375%	9/21/35	A3	46,432

40	Walgreen Company	4.400%	9/15/42	BBB	40,551

40	Walgreens Boots Alliance, Inc.	4.500%	11/18/34	BBB	41,580
200	Total Food & Staples Retailing				220,248

	Food Products – 0.5%

100	Flowers Foods, Inc.	3.500%	10/01/26	BBB	98,386

40	Kraft Heinz Foods Company	5.000%	7/15/35	BBB–	44,939

40	The JM Smucker Company	4.250%	3/15/35	BBB	42,434

40	Tyson Foods	4.875%	8/15/34	BBB	43,078
220	Total Food Products				228,837

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Gas Utilities – 0.3%

$80	National Fuel Gas Company	8.750%	5/01/19	BBB	$89,944

60	Spire, Inc.	4.700%	8/15/44	BBB+	63,045
140	Total Gas Utilities				152,989

	Health Care Equipment & Supplies – 0.6%

80	Baxter International Inc.	3.500%	8/15/46	A–	72,223

120	Becton Dickinson & Company	4.685%	12/15/44	BBB+	130,953

40	Zimmer Biomet Holdings, Inc.	4.250%	8/15/35	BBB	39,791

40	Zimmer Biomet Holdings, Inc.	5.750%	11/30/39	BBB	46,655
280	Total Health Care Equipment & Supplies				289,622

	Health Care Providers & Services – 0.5%

120	Cardinal Health Inc.	4.500%	11/15/44	A–	126,884

40	Humana, Inc.	3.850%	10/01/24	A–	42,295

40	Owens and Minor, Inc.	4.375%	12/15/24	BBB	40,060

40	Wellpoint Inc.	3.500%	8/15/24	A	41,445
240	Total Health Care Providers & Services				250,684

	Hotels, Restaurants & Leisure – 0.3%

40	McDonald’s Corporation	4.700%	12/09/35	BBB+	43,914

80	McDonald’s Corporation	4.875%	7/15/40	BBB+	87,818

40	Starwood Hotels & Resorts Worldwide, Inc.	4.500%	10/01/34	BBB	40,662
160	Total Hotels, Restaurants & Leisure				172,394

	Household Durables – 0.3%

60	Harman International Industries, Inc.	4.150%	5/15/25	BBB–	61,660

40	Newell Brands Inc.	5.000%	11/15/23	BBB–	42,948

40	Newell Brands Inc.	5.375%	4/01/36	BBB–	46,320
140	Total Household Durables				150,928

	Household Products – 0.1%

40	Macys Retail Holdings Inc.	6.650%	7/15/24	BBB	46,805

	Independent Power & Renewable Electricity Producers – 0.5%

40	Columbia Pipeline Group, Inc.	5.800%	6/01/45	A–	47,396

56	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	Aaa	64,147

68	Southaven Combined Cycle Generation LLC	3.846%	8/15/33	Aaa	73,293

60	TransAlta Corporation	4.500%	11/15/22	BBB–	58,705
224	Total Independent Power & Renewable Electricity Producers				243,541

	Industrial Conglomerates – 0.1%

40	Tyco International Group	5.125%	9/14/45	BBB+	45,873

	Insurance – 1.0%

60	American International Group, Inc.	4.125%	2/15/24	A–	64,498

60	Delphi Financial Group	7.875%	1/31/20	BBB	68,926

NUVEEN	5

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

$80	Lincoln National Corporation	4.200%	3/15/22	A–	$86,461

40	Primerica Inc.	4.750%	7/15/22	A–	43,479

80	Principal Financial Inc.	3.125%	5/15/23	A–	80,797

40	Prudential Financial Inc.	3.500%	5/15/24	A	41,927

40	Reinsurance Group of America Inc.	4.700%	9/15/23	A–	43,614

40	Torchmark Corporation	3.800%	9/15/22	A	42,083

40	UnumProvident Corporation	5.625%	9/15/20	BBB	44,508
480	Total Insurance				516,293

	Leisure Products – 0.1%

40	Host Hotel & Resorts Inc.	6.000%	10/01/21	BBB	45,717

	Life Sciences Tools & Services – 0.1%

40	Thermo Fischer Scientific Inc.	5.300%	2/01/44	BBB	47,231

	Machinery – 0.8%

40	AGCO Corporation	5.875%	12/01/21	BBB–	43,952

40	Eaton Corporation	4.000%	11/02/32	A–	41,797

40	Eaton Corporation	4.150%	11/01/42	A–	41,126

40	Flowserve Corporation	4.000%	11/15/23	BBB	41,855

40	Fortive Corporation, 144A	4.300%	6/15/46	Baa1	41,405

60	Kennametal Inc.	2.650%	11/01/19	BBB	60,143

40	Kennametal Inc.	3.875%	2/15/22	BBB	40,175

40	Pentair Finance SA	3.150%	9/15/22	BBB–	39,730

40	Pentair Finance SA	4.650%	9/15/25	BBB–	41,926
380	Total Machinery				392,109

	Media – 0.8%

40	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation, 144A	4.908%	7/23/25	BBB	43,142

80	Discovery Communications Inc.	3.250%	4/01/23	BBB–	80,232

40	Discovery Communications Inc.	4.900%	3/11/26	BBB–	43,481

80	Grupo Televisa SAB	5.000%	5/13/45	BBB+	75,712

80	Interpublic Group of Companies Inc.	3.750%	2/15/23	Baa2	83,248

80	Scripps Networks Interactive Inc.	3.900%	11/15/24	BBB+	82,914
400	Total Media				408,729

	Metals & Mining – 0.5%

60	Newmont Mining Corporation	3.500%	3/15/22	BBB	63,413

100	Nucor Corporation	4.125%	9/15/22	A–	108,380

60	Reliance Steel and Aluminum Co	4.500%	4/15/23	BBB	61,520

40	Worthington Industries, Inc.	4.550%	4/15/26	BBB	40,849
260	Total Metals & Mining				274,162

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multiline Retail – 0.2%

$40	Kohl’s Corporation	4.250%	7/17/25	BBB	$41,198

40	Nordstrom, Inc.	6.950%	3/15/28	BBB+	49,925
80	Total Multiline Retail				91,123

	Multi–Utilities – 1.5%

80	Black Hills Corporation	3.150%	1/15/27	Baa1	80,103

40	Black Hills Corporation	4.200%	9/15/46	Baa1	40,070

80	CMS Energy Corporation	4.700%	3/31/43	BBB	88,854

80	Dominion Resources Inc.	5.250%	8/01/33	BBB+	89,111

120	Dominion Resources Inc.	4.700%	12/01/44	BBB+	131,317

60	KeySpan Corporation	5.803%	4/01/35	A–	71,332

60	NiSource Finance Corporation	5.250%	2/15/43	BBB+	69,349

60	NiSource Finance Corporation	4.800%	2/15/44	BBB+	65,826

60	PSE&G Power LLC	4.300%	11/15/23	BBB+	64,256

60	SCANA Corporation	4.125%	2/01/22	BBB	62,322
700	Total Multi-Utilities				762,540

	Oil, Gas & Consumable Fuels – 5.0%

120	Boardwalk Pipelines LP	3.375%	2/01/23	BBB–	116,695

60	Buckeye Partners LP	4.150%	7/01/23	BBB–	61,490

120	Canadian Natural Resources Limited	3.900%	2/01/25	BBB+	122,401

80	Cimarex Energy Company	4.375%	6/01/24	BBB–	84,313

160	EcoPetrol SA	4.250%	9/18/18	BBB	165,600

80	Enable Midstream Partners LP	2.400%	5/15/19	Baa3	78,919

60	Enable Midstream Partners LP	3.900%	5/15/24	Baa3	56,458

80	Enterprise Products Operating LP	5.750%	3/01/35	BBB+	87,700

60	EQT Corporation	6.500%	4/01/18	BBB	62,782

60	EQT Corporation	4.875%	11/15/21	BBB	65,618

40	Magellan Midstream Partners LP	4.200%	3/15/45	BBB+	38,530

160	Marathon Oil Corporation	2.700%	6/01/20	BBB	157,779

80	Marathon Petroleum Corporation	3.625%	9/15/24	BBB	79,694

160	MPLX LP	4.500%	7/15/23	BBB–	164,594

60	Noble Energy Inc.	3.900%	11/15/24	BBB	61,689

60	Northern Border Pipeline Company	7.500%	9/15/21	BBB+	67,531

300	Petroleos Mexicanos	6.000%	3/05/20	BBB+	325,200

60	Phillips 66	4.650%	11/15/34	A3	63,495

60	Pioneer Natural Resources Company	3.950%	7/15/22	BBB–	64,045

60	Pioneer Natural Resources Company	4.450%	1/15/26	BBB–	65,730

60	Spectra Energy Capital LLC	5.650%	3/01/20	Baa2	64,387

80	Spectra Energy Partners LP	4.500%	3/15/45	BBB	79,470

NUVEEN	7

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$100	Talisman Energy Inc.	7.750%	6/01/19	BBB–	$109,973

80	TC Pipelines LP	4.650%	6/15/21	Baa2	85,157

80	Valero Energy Corporation	3.650%	3/15/25	BBB	81,063

60	Western Gas Partners LP	4.000%	7/01/22	BBB–	61,686
2,380	Total Oil, Gas & Consumable Fuels				2,471,999

	Pharmaceuticals – 0.7%

40	AbbVie Inc.	3.600%	5/14/25	A–	40,789

120	Actavis Funding SCS	3.850%	6/15/24	BBB	124,825

40	McKesson Corporation	4.883%	3/15/44	BBB+	43,279

80	Mylan Inc., 144A	3.150%	6/15/21	BBB–	81,285

80	Perrigo Finance Unlimited Company	3.500%	3/15/21	BBB–	82,665
360	Total Pharmaceuticals				372,843

	Road & Rail – 0.1%

40	Canadian Pacific Railway Company	4.800%	9/15/35	BBB+	44,918

	Software – 0.1%

40	Electronic Arts, Inc.	4.800%	3/01/26	Baa2	43,743

	Specialty Retail – 0.2%

40	AutoNation Inc.	4.500%	10/01/25	BBB–	41,847

40	Signet UK Finance PLC	4.700%	6/15/24	BBB–	38,833
80	Total Specialty Retail				80,680

	Textiles, Apparel & Luxury Goods – 0.1%

40	Coach, Inc.	4.250%	4/01/25	Baa2	41,108

	Tobacco – 0.1%

40	Reynolds American Inc.	5.700%	8/15/35	BBB	48,364

	Wireless Telecommunication Services – 0.5%

120	Rogers Communications Inc.	5.000%	3/15/44	BBB+	135,083

120	Viacom Inc.	4.250%	9/01/23	BBB	127,448
240	Total Wireless Telecommunication Services				262,531
$16,114	Total Corporate Bonds (cost $16,935,028)				16,869,829

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.3%

	Insurance – 0.1%

$40	Prudential Financial Inc.	5.875%	9/15/42	BBB+	$43,800

	Machinery – 0.2%

100	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	106,250
$140	Total $1,000 Par (or similar) Institutional Preferred (cost $150,538)				150,050

8	NUVEEN

Principal Amount (000)	Description (1)		Optional Call Provisions (3)	Ratings (2)	Value

	MUNICIPAL BONDS – 3.6%

	Arizona – 0.2%

$100	Phoenix, Arizona, Various Purpose General Obligation Bonds, Build America Taxable Bonds, Series 2009A, 5.269%, 7/01/34		No Opt. Call	AA+	$122,136

	California – 0.2%

100	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010, 7.950%, 3/01/36		3/20 at 100.00	AA–	119,366

	Missouri – 0.1%

60	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2016B, 3.086%, 9/15/51		No Opt. Call	AAA	56,017

	New Jersey – 0.4%

80	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2009B, 6.875%, 12/15/39		6/19 at 100.00	A–	87,356

100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2010C, 6.104%, 12/15/28		12/20 at 100.00	A–	110,559
180	Total New Jersey				197,915

	North Carolina – 1.1%

520	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2016C, 3.327%, 12/01/36		No Opt. Call	AAA	540,862

	Ohio – 0.1%

40	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Refunding Series 2016B, 3.798%, 12/01/46		No Opt. Call	Aa1	41,987

	Texas – 1.5%

60	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Green Series 2016B, 3.852%, 8/15/46		No Opt. Call	AAA	65,992

500	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bonds, Series 2010-B2, 8.910%, 2/01/30		2/20 at 100.00	Baa2	593,100

60	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2010A, 4.631%, 4/01/33		No Opt. Call	AAA	72,045
620	Total Texas				731,137
$1,620	Total Municipal Bonds (cost $1,833,020)				1,809,420

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 23.8%

$60	Freddie Mac Reference Notes	4.125%	10/11/33	Aaa	$62,500

120	Tennessee Valley Authority	3.500%	12/15/42	Aaa	126,633

440	U.S. Treasury Notes	4.000%	8/15/18	Aaa	465,025

6,840	U.S. Treasury Notes	0.750%	8/15/19	Aaa	6,796,715

1,200	U.S. Treasury Notes	0.875%	9/15/19	Aaa	1,195,828

1,060	U.S. Treasury Notes	2.750%	11/15/23	Aaa	1,139,789

840	U.S. Treasury Notes	2.250%	11/15/24	Aaa	873,338

NUVEEN	9

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$1,180	U.S. Treasury Notes	2.000%	8/15/25	Aaa	$1,200,235
$11,740	Total U.S. Government and Agency Obligations (cost $11,916,272)				11,860,063

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 34.6%

$600	Commercial Mortgage Pass-Through Certificates, Series 2015-LC19	3.527%	2/10/48	AAA	$626,945

500	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C2	3.849%	6/15/57	Aa2	530,024

1,410	Fannie Mae Mortgage Pool AL9125, (WI/DD)	4.000%	10/01/43	Aaa	1,513,493

1,347	Fannie Mae Mortgage Pool AS6302, (WI/DD)	3.500%	12/01/45	Aaa	1,412,610

1,399	Fannie Mae Mortgage Pool AX4887, (WI/DD)	4.000%	12/01/44	Aaa	1,497,782

1,118	Fannie Mae Mortgage Pool MA1489, (WI/DD)	3.000%	7/01/43	Aaa	1,153,770

1,442	Fannie Mae Mortgage Pool MA2671, (WI/DD)	3.500%	7/01/46	Aaa	1,514,022

3,016	Ginnie Mae Mortgage Pool MA2149, (WI/DD)	4.000%	8/20/44	Aaa	3,231,455

1,168	Ginnie Mae Mortgage Pool MA3310, (WI/DD)	3.500%	12/20/45	Aaa	1,238,036

1,983	Ginnie Mae Mortgage Pool MA3311, (WI/DD)	4.000%	12/20/45	Aaa	2,125,033

397	Ginnie Mae Mortgage Pool MA3874	3.500%	8/20/46	Aaa	420,831

898	Ginnie Mae Mortgage Pool MA3937, (WI/DD)	3.500%	9/20/46	Aaa	953,013

500	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage-Pass-Through Certificates, Series 2014-LC16	4.020%	8/15/50	Aaa	532,138

500	World Financial Network Credit Card Master Trust, Series 2012-A	3.140%	1/17/23	AAA	518,204
$16,278	Total Asset-Backed and Mortgage-Backed Securities (cost $17,330,764)				17,267,356

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 2.2%

	Chile – 0.1%

$60	Republic of Chile	3.625%	10/30/42	AA–	$61,200

	Colombia – 0.3%

120	Republic of Colombia	6.125%	1/18/41	BBB	137,100

	Italy – 0.1%

40	Republic of Italy	5.375%	6/15/33	BBB+	47,467

	Mexico – 0.6%

160	United Mexican States	4.750%	3/08/44	A3	159,600

160	United Mexican States	4.350%	1/15/47	A3	151,360
320	Total Mexico				310,960

	Panama – 0.1%

60	Republic of Panama	4.300%	4/29/53	BBB	61,200

10	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Peru – 0.3%

$120	Republic of Peru	4.125%	8/25/27	A3	$133,650

	Philippines – 0.5%

220	Republic of the Philippines	3.700%	3/01/41	BBB	230,333

	Uruguay – 0.2%

100	Republic of Uruguay	5.100%	6/18/50	BBB	99,625
$1,040	Total Sovereign Debt (cost $1,107,945)				1,081,535
	Total Long-Term Investments (cost $49,273,567)				49,038,253

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 29.8%

	U.S. Government and Agency Obligations – 29.8%

$14,900	Federal Home Loan Banks, Discount Notes	0.000%	11/01/16	Aaa	$14,900,000
$14,900	Total Short-Term Investments (cost $14,900,000)				14,900,000
	Total Investments (cost $64,173,567) – 128.1%				63,938,253
	Other Assets Less Liabilities – (28.1)%				(14,037,935)
	Net Assets – 100%				$49,900,318

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$16,869,829	$—	$16,869,829
$1,000 Par (or similar) Institutional Preferred	—	150,050	—	150,050
Municipal Bonds	—	1,809,420	—	1,809,420
U.S. Government and Agency Obligations	—	11,860,063	—	11,860,063
Asset-Backed and Mortgage-Backed Securities	—	17,267,356	—	17,267,356
Sovereign Debt	—	1,081,535	—	1,081,535
Short–Term Investments:
U.S. Government and Agency Obligations	—	14,900,000	—	14,900,000
Total	$—	$63,938,253	$—	$63,938,253

NUVEEN	11

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	October 31, 2016 (Unaudited)

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of October 31, 2016, the cost of investments was $64,173,567.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2016, were as follows:

Gross unrealized:
Appreciation	$57,275
Depreciation	(292,589)
Net unrealized appreciation (depreciation) of investments	$(235,314)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

REIT	Real Estate Investment Trust

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

See accompanying notes to financial statements.

12	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NuShares ETF Trust

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: December 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Martin Kremenstein
Martin Kremenstein
Chief Administrative Officer (principal executive officer)

Date: December 30, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2016